dividends per share (Tables)	12 Months Ended
Dec. 31, 2022
dividends per share
Schedule of common share dividends declared

Twelve-month periods ended December 31 (millions except per share amounts)	2022				2021
TELUS Corporation	Declared		Paid to		Declared		Paid to
Common Share dividends	Effective	Per share	shareholders	Total	Effective	Per share	shareholders	Total
Quarter 1 dividend	Mar. 11, 2022	$0.3274	Apr. 1, 2022	$450	Mar. 11, 2021	$0.3112	Apr. 1, 2021	$404
Quarter 2 dividend	Jun. 10, 2022	0.3386	Jul. 4, 2022	467	Jun. 10, 2021	0.3162	Jul. 2, 2021	428
Quarter 3 dividend	Sep. 9, 2022	0.3386	Oct. 3, 2022	480	Sep. 10, 2021	0.3162	Oct. 1, 2021	430
Quarter 4 dividend	Dec. 9, 2022	0.3511	Jan. 3, 2023	502	Dec. 10, 2021	0.3274	Jan. 4, 2022	449
		$1.3557		$1,899		$1.2710		$1,711